Pension Plans (Details) - Schedule of plan associated expenses - Other post-employment benefit plans [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Plans (Details) - Schedule of plan associated expenses [Line Items]
Current period service expenses	$ 1,026	$ 566	$ 1,069
Interest cost
Expected yield from plan’s assets	(385)	(333)	(353)
Extraordinary allocations
Actuarial (gain)/ losses recorded in the period
Past service cost
Other
Total	$ 641	$ 233	$ 716